Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	3,836,000
Proposed Maximum Offering Price per Unit	62.81
Maximum Aggregate Offering Price	$ 240,939,160.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,887.79
Offering Note	The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act and based on the high and low prices for the Registrant's Common Stock reported on the Nasdaq Stock Market LLC's Global Select Market on July 23, 2025.